Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Years Ended December 31,
2022	$1,644
2023	2,162
2024	2,286
2025	2,358
2026	2,430
Thereafter	13,936
Total future minimum lease payments	$24,816